BASIC AND DILUTED INCOME/(LOSS) PER SHARE	9 Months Ended
Sep. 30, 2015
Earnings Per Share, Basic and Diluted [Abstract]
BASIC AND DILUTED INCOME/(LOSS) PER SHARE
4. BASIC AND DILUTED INCOME/(LOSS) PER SHARE

Basic net income/(loss) per share is calculated based on the weighted-average number of shares of common stock outstanding during the period. Diluted net loss per share is calculated based on the weighted-average number of shares of common stock and other dilutive securities outstanding during the period. The potential dilutive shares of common stock resulting from the assumed exercise of stock options and warrants are determined under the treasury stock method.

The following table is a reconciliation of the numerator and denominator used in the calculation of basic and diluted net income/(loss) per share:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014

Numerator:
Net income/(loss)	$(679,307)	$159,436	$(7,512,973)	$3,207,628

Denominator:
Weighted-average shares of common stock outstanding used in the calculation of basic net income/(loss) per share	20,408,616	20,376,573	20,408,616	20,372,435

Effect of dilutive securities:

Warrants to purchase common stock	-	4,425,280	-	4,432,182

Weighted-average shares of common stock outstanding used in the calculation of diluted net income/(loss) per share	20,408,616	24,801,853	20,408,616	24,804,617

For all periods presented, potentially dilutive securities are excluded from the computation of fully diluted net income/(loss) per share if their effect is anti-dilutive. For the three and nine months ended September 30, 2015, the Company has 4,455,231 warrants to purchase common stock that are potentially dilutive securities. The aggregate number of common equivalent shares (related to options and warrants) that have been excluded from the computations of diluted net income/(loss) per common share at September 30, 2015 and 2014 were 30,707,113 and 50,740,369, respectively, as their exercise prices are greater than the fair market price per common share as of September 30, 2015 and 2014, respectively.